Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOW FROM OPERTING ACTIVIITES
Net loss			$ (6,771)	$ (81,281)
Ci2i Services, Inc [Member]
CASH FLOW FROM OPERTING ACTIVIITES
Net loss	$ (54,574)	$ (31,680)	(6,771)	(81,281)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation		2,418	2,418	1,613
Gain on sale of fixed assets		(5,945)	(5,945)
Changes in operating assets and liabilities:
Decrease in accounts receivable		19,326	39,326	20,542
Decrease in prepaid expenses	3,668
Increase (decrease) in deferred revenue		(15,000)	(15,000)	15,000
Increase (decrease) in accounts payable and accrued expenses	42,176	53,247	(19,869)	77,228
Total adjustments	45,844	54,046	930	114,383
Net cash provided by (used in) operating activities	(8,730)	22,366	(5,841)	33,102
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed assets		5,945	5,945
Net cash provided by investing activities		5,945	5,945
CASH FLOWS FROM FINANCING ACTIVITES
Proceeds (repayments) from long-term debt - related parties, net	38,864	6,969	81,811	(83,250)
Proceeds (repayments) from note payable - bank	(21,000)
Proceeds (repayments) from long-term debt, net	(11,866)	(37,317)	(83,041)	48,260
Net cash used in financing activities	5,998	(30,348)	(1,230)	(34,990)
NET DECREASE IN CASH	(2,732)	(2,037)	(1,126)	(1,888)
CASH - BEGINNING OF YEAR	5,942	7,068	7,068	8,956
CASH - END OF YEAR	3,210	5,031	5,942	7,068
CASH PAID DURING THE YEAR FOR:
Interest expense	1,816	18,435	19,502	43,780
Income taxes
Omnim2m, Inc [Member]
CASH FLOW FROM OPERTING ACTIVIITES
Net loss	(35,029)	(192,905)	(216,017)	(915,956)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	1,407	3,362	6,723	9,176
Changes in operating assets and liabilities:
Decrease in accounts receivable	(4,115)	71	450	(450)
Decrease in prepaid expenses		(14,847)	(30,509)	(800)
Increase (decrease) in accounts payable and accrued expenses	16,453	88,445	39,702	49,177
Total adjustments	13,745	77,031	16,366	57,103
Net cash provided by (used in) operating activities	(21,284)	(115,874)	(199,651)	(858,853)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed assets				(11,929)
Net cash provided by investing activities				(11,929)
CASH FLOWS FROM FINANCING ACTIVITES
Proceeds (repayments) from long-term debt - related parties, net	21,050	100,800	184,409	222,950
Proceeds from sales of stock/units		15,000	15,000	646,197
Net cash used in financing activities	21,050	115,800	199,409	869,147
NET DECREASE IN CASH	(234)	(74)	(242)	(1,635)
CASH - BEGINNING OF YEAR	1,084	1,326	1,326	2,961
CASH - END OF YEAR	850	1,252	1,084	1,326
CASH PAID DURING THE YEAR FOR:
Interest expense		2,050	4,300
Income taxes
SUPPLEMENTAL NON-CASH INFORMATION:
Related party debt converted to shares/units				$ 337,115